Schedule of subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Patagonia Gold S.A. ("PGSA") [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	95.30%
Functional currency	US$
Business purpose	Production and Exploration Stage
Minera Minamalu S.A. [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	US$
Business purpose	Exploration Stage
Huemules S.A [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	US$
Business purpose	Exploration Stage
Leleque Exploracion S.A [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	US$
Business purpose	Exploration Stage
Patagonia Gold Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	UK
Percent ownership	100.00%
Functional currency	GBP$
Business purpose	Holding
Minera Aquiline S.A.U [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	US$
Business purpose	Exploration Stage
Patagonia Gold Canada Inc [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Canada
Percent ownership	100.00%
Functional currency	CAD$
Business purpose	Holding
Patagonia Gold Chile S.C.M [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Chile
Percent ownership	100.00%
Functional currency	CH$
Business purpose	Exploration Stage
Ganadera Patagonia S.R.L [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	US$
Business purpose	Land Holding
Bc Ltd [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Incorporation	Canada
Percent ownership	100.00%
Functional currency	CAD$
Business purpose	Nominee Shareholder